Business Combination - Schedule of Estimated Useful Lives (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Estimated Useful Lives [Line Items]
Acquired identifiable intangible assets	$ 5,310
Technology [Member]
Schedule of Estimated Useful Lives [Line Items]
Acquired identifiable intangible assets	4,062
Trademarks [Member]
Schedule of Estimated Useful Lives [Line Items]
Acquired identifiable intangible assets	$ 1,248